Income Taxes 4 (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Income Tax Contingency [Line Items]
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 345,000
Successor [Member]
Income Tax Contingency [Line Items]
Depreciation/amortization	775,441
Benefit plans	81,213
Deferred income	259,238
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	0
Deferred Tax Liabilities, Intangible Assets	3,691,087
Deferred Tax Liabilities, Undistributed Foreign Earnings	344,883
Other	57,973
Deferred tax liabilities	5,209,835
Operating loss carryforwards	(365,595)
Benefit plans	(87,157)
Depreciation/amortization	(358,098)
Tax credit carryforwards	(71,369)
Deferred income	(93,244)
Other	(129,670)
Deferred tax assets	(1,105,133)
Valuation allowance	78,205
Net deferred tax liabilities	4,182,907
Predecessor [Member]
Income Tax Contingency [Line Items]
Depreciation/amortization		394,361	469,963
Benefit plans		41,354	59,647
Deferred income		95,911	90,006
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs		117,161	117,670
Deferred Tax Liabilities, Intangible Assets		438,647	441,024
Deferred Tax Liabilities, Undistributed Foreign Earnings		1,571	6,466
Other		46,510	48,371
Deferred tax liabilities		1,135,515	1,233,147
Operating loss carryforwards		(90,790)	(141,358)
Benefit plans		(211,658)	(195,697)
Depreciation/amortization		(158,194)	(147,745)
Tax credit carryforwards		(111,431)	(81,703)
Deferred income		(18,596)	(20,286)
Other		(97,894)	(96,502)
Deferred tax assets		(688,563)	(683,291)
Valuation allowance		46,069	90,553
Net deferred tax liabilities		$ 493,021	$ 640,409